Balances and transactions with related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Associates
Balances and transactions with related parties
Sales to/income from related parties	₽ 121
Purchases/expenses from related parties	(568)
Amounts owed by related parties		₽ 180
Amounts owed to related parties	(74)	(185)
Key management personnel
Balances and transactions with related parties
Sales to/income from related parties	1	12
Purchases/expenses from related parties	(288)	(168)
Amounts owed to related parties	(83)	(70)
Other related parties
Balances and transactions with related parties
Sales to/income from related parties	4	4
Purchases/expenses from related parties	(27)	(24)
Amounts owed by related parties	5	6
Amounts owed to related parties	₽ (1)	₽ (3)